Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (5,145)	$ 2,266	$ (1,104,242)	$ 5,369,223	$ 5,906,214	$ (9,354)	$ (17,015)
Formation costs paid by related party			10,000		10,000
Allocation of offering costs to warrant expense			741,209		741,209
Interest income earned				(746,120)	(2,577)
Change in fair value of warrant liabilities			273,958	(6,185,662)	(7,205,376)
Prepaid expenses			(699,834)	267,719	(603,711)
Due to sponsor				(10,000)
Accrued offering costs and expenses			58,681	416,069	254,276
Income taxes payable				88,687
Net cash used in operating activities			(720,228)	(800,084)	(899,965)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment of cash in Trust Account			(128,397,500)	(1,019,688)	(128,397,500)
Net cash used in investing activities			(128,397,500)	(1,019,688)	(128,397,500)
Proceeds from initial public offering, net of costs			124,096,500		124,096,500
Proceeds from private placement warrants			6,027,500		6,027,500
Proceeds from convertible promissory note - related party			253,378	500,000	253,378
Payment of promissory note to related party			(285,778)	1,265,000	(285,778)
Payment of deferred offering costs			(529,379)		(529,379)
Net cash provided by financing activities			129,562,221	1,765,000	129,562,220
Cash flows from financing activities:
Net change in cash			444,493	(54,772)	264,755
Cash, beginning of the period				264,755
Cash, end of the period			444,493	209,983	264,755
Deferred offering costs paid by promissory note – related party			32,400		32,400
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000		25,000
Deferred underwriting fee charged temporary equity			4,554,000		4,554,000
Initial warrant liability			15,085,335		15,085,335
Initial value of Class A common stock subject to possible redemption			$ 128,397,500		$ 128,397,500
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Dividend declared				$ 0
DIGERATI TECHNOLOGIES, INC
Cash flows from operating activities:
Net income (loss)	(5,145)	2,266				(9,354)	(17,015)
Depreciation and amortization expense	953	492				2,916	1,707
Stock compensation and warrant expense	23	24				98	624
Stock issued for services						126
Bad debt expense	29	13				78	17
Amortization of Right-of-use Assets	267	112				626	328
Accounts receivable	(251)	132				484	(69)
Prepaid expenses and other current assets	(266)	2				(20)	46
Inventory		11				(18)	(27)
Other Assets	(74)					(131)
Right-of-use operating lease liability	(280)	(112)				(727)	(328)
Accounts payable	442	282				860	99
Accrued expenses	(110)	130				566	1,083
Deferred income	188	(17)				911	(259)
Amortization of debt discount	204	943				2,064	2,809
Net cash used in operating activities	(858)	29				(1,960)	(708)
Loss (gain) on derivative liabilities	3,076	(4,433)				(6,186)	9,935
Loss (gain) on settlement of debt						5,481	(560)
(Gain) on settlement of conversion premium on note(s)	(466)
Accrued interest added to principal		184					510
Debt extension fee charged to interest expense	303					225
Gain on contingent earnout						(24)
Preferred stock C issued for settlement of AP from current year							333
Stock issued for debt extension						65	59
Shares issued for debt extension charged to interest expense	249
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Cash paid in acquisition of equipment	(108)	(29)				(272)	(410)
Net cash used in investing activities	(108)	(29)				(12,885)	(10,800)
Proceeds from Nexogy						178
Acquisitions of VoIP assets, net of cash received						(12,791)	(10,390)
Borrowings from convertible debt, net of original issuance cost and discounts	957	300				806	1,078
Proceeds from sale of stock and warrants							34
Borrowings from debt, net of original issuance cost and discounts						15,530	13,036
Principal payments on debt, net						(250)	(1,338)
Principal payments on convertible notes, net						(425)	(266)
Net cash provided by financing activities	505	157				14,865	12,312
Proceeds from the exercise of warrants	21
Borrowings from related party notes, net of original issuance cost and discounts	150
Principal payments on convertible debt, net	(250)
Principal payments on related party notes, net	(367)	(134)				(816)	(169)
Principal payment on equipment financing	(6)	(9)				20	(63)
Cash flows from financing activities:
Net change in cash	(461)	157				20	804
Cash, beginning of the period	1,509	1,489				1,489	685
Cash, end of the period	1,048	1,646				1,509	1,489
Cash paid for interest	905	355				2,508	1,111
Income tax paid
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued interest rolled into principal	365	355				$ 970
Beneficial conversion feature on convertible debt (in Shares)							282
Incentive earnout adjustment on Active PBX acquisition						$ 120
Debt discount from common stock issued with debt						120	147
Debt discount from derivative liabilities							358
Debt discount from PRG warrant derivative							6,462
Promissory note reclassed to convertible debt							15
Capitalization of ROU assets and liabilities - operating						940	440
Preferred Stock Series B issued for debt conversion and settlement							18
Preferred Stock Series C issued for AP settlement							221
Common Stock issued for debt conversion							429
Common Stock issued for accounts payable							60
Stock issued with convertible debt - debt discount	95	38
Common Stock issued for the conversion of Series A Preferred Stock	7
Dividend declared	$ 4	$ 5				19	20
Derivative liability resolved to APIC due to debt conversion							$ 588